ACCOUNTING STANDARDS AND BASIS OF PREPARATION - IAS 29 (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Annual	117.80%	211.40%	94.80%
Accumulated 3 years	1221.00%	815.60%	300.30%